Accounts receivable, net (Tables)	9 Months Ended
Sep. 30, 2019
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Online direct sales and online marketplace receivables (*)	7,756,808	2,943,460
Logistics receivables	2,997,163	2,919,434
Advertising receivables	534,410	525,385

Accounts receivable	11,288,381	6,388,279
Allowance for doubtful accounts	(178,393)	(374,022)

Accounts receivable, net	11,109,988	6,014,257

(*)
For the accounts receivable in relation to consumer financing business, which is recorded in online direct sales and online marketplace receivables, as JD Digits performs credit risk assessment services for the individuals and purchases the over-due
receivables from the Group at carrying values to absorb the risks and obtain the rewards from such business, no
allowance for doubtful accounts in relation to consumer financing receivables were provided.

Schedule of movements in the allowances for doubtful accounts

	A s of
	December 31, 2018	September 30, 2019
	RMB	RMB
Balance at beginning of the period	(53,981)	(178,393)
Additions	(124,412)	(199,917)
Write-off	—	4,288

Balance at end of the period	(178,393)	(374,022)